Investment and other income	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Investment and other income

7. Investment and other income

For the year ended March 31,	2017	2018	2019	2019
	(₹ in million)	(₹ in million)	(₹ in million)	(US dollars in million)
Fair value gain on financial assets held for trading/ fair value through profit or loss (FVTPL)(1)	32,630	16,530	18,393	266
Interest income:
Interest income on financial assets held for trading/FVTPL	8,070	7,260	9,286	134
Interest income on bank deposits at amortized cost	1,712	1,327	1,428	21
Interest income on loans and receivables at amortized cost	2,608	2,502	2,261	33
Others	585	2,175	1,217	18
Dividend income on available for sale investments/investments held at FVOCI	3	10	10	0
Dividend income – financial assets held for trading/FVTPL	4	101	296	4
Bargain gain net of acquisition cost (Refer Note 4(b))	—	720	—	—
Foreign exchange gain/ (loss) net	(184)	736	(1,351)	(20)

	45,428	31,361	31,540	456

Notes:

(1)	Income for the year ended March 31, 2019 includes mark to market gain of ₹ 10,406 million ($ 150 million) relating to structured investments purchased from Volcan Investments Limited (Refer Note 35)